Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Disclosure Of Detailed Information About Useful Lives Property Plant And Equipment Explanatory [text block]
The estimated useful lives used for each class of depreciable asset are shown below:

Fixed asset class	Useful life
Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years